Contingencies, Commitments and Guarantees - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitment And Contingencies [abstract]
Operating lease payments	$ 90	$ 98
Total of future minimum sublease payments to be received under non-cancellable subleases	67
Sublease payments received	$ 15	$ 11